Accounts Receivable, Net - Schedule of Accounts Receivable, Net of Allowance for Allowance for Doubtful Accounts (Details)	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)
Schedule of Accounts Receivable, Net of Allowance for Allowance for Doubtful Accounts [Line Items]
Total accounts receivable, net	$ 14,557,523	$ 1,860,172	$ 6,787,330
Within 30 days [Member]
Schedule of Accounts Receivable, Net of Allowance for Allowance for Doubtful Accounts [Line Items]
Total accounts receivable, net	14,547,396	1,858,878	6,787,330
Within 31 to 60 days [Member]
Schedule of Accounts Receivable, Net of Allowance for Allowance for Doubtful Accounts [Line Items]
Total accounts receivable, net	$ 10,127	$ 1,294